Pinnacle Value Fund

1414 Sixth Ave.-900

New York, NY 10019

May 11, 2006

Securities & Exchange Commission

450 Fifth Street, NW

Washington, DC  20549

Re: Pinnacle Value Fund (Registrant)

      File Nos. 333-102850 and 811-21291

Ladies & Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that (1) Prospectus and Statement of Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Registrant’s Post- Effective Amendment No. 4 which was filed with the Commission on April 28, 2006 and (2) Post Effective Amendment No. 4 has been filed electronically with the Commission.

Sincerely,

/s/ John E. Deysher

John E. Deysher

President